Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000049877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Local Income Portfolio
Without Sales Load [Member] | C000049877
Average Annual Return [Line Items]
Average Annual Return, Percent	11.30%	0.64%	1.83%
EATON VANCE Index: J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged)
Average Annual Return, Percent	8.76%	(0.92%)	(0.06%)